Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	87-3920732
Plan number	001
Participant Loans	$ 11,223,201
Total investments	257,283,629
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	215,642,201
FirstCash Holdings, Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	$ 28,724,914
Number of Shares/Units (in shares) | shares	180,217
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: Money Market Funds | Government Cash Reserves
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	$ 1,693,313
Investment, Identifier [Axis]: Mutual Funds | 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	14,946,954
Investment, Identifier [Axis]: Mutual Funds | American Balanced Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	567,702
Investment, Identifier [Axis]: Mutual Funds | Bond Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	893,972
Investment, Identifier [Axis]: Mutual Funds | Freedom Index 2010 Fund Institutional Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	342,030
Investment, Identifier [Axis]: Mutual Funds | Freedom Index 2015 Fund Institutional Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	2,366,266
Investment, Identifier [Axis]: Mutual Funds | Freedom Index 2020 Fund Institutional Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	5,364,363
Investment, Identifier [Axis]: Mutual Funds | Freedom Index 2025 Fund Institutional Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	12,999,844
Investment, Identifier [Axis]: Mutual Funds | Freedom Index 2030 Fund Institutional Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	22,456,090
Investment, Identifier [Axis]: Mutual Funds | Freedom Index 2035 Fund Institutional Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	28,886,533
Investment, Identifier [Axis]: Mutual Funds | Freedom Index 2040 Fund Institutional Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	29,202,955
Investment, Identifier [Axis]: Mutual Funds | Freedom Index 2045 Fund Institutional Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	24,716,624
Investment, Identifier [Axis]: Mutual Funds | Freedom Index 2050 Fund Institutional Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	22,645,916
Investment, Identifier [Axis]: Mutual Funds | Freedom Index 2055 Fund Institutional Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	14,765,475
Investment, Identifier [Axis]: Mutual Funds | Freedom Index 2060 Fund Institutional Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	14,246,908
Investment, Identifier [Axis]: Mutual Funds | Freedom Index 2065 Fund Institutional Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	7,721,370
Investment, Identifier [Axis]: Mutual Funds | Freedom Index 2070 Fund Institutional Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	971,936
Investment, Identifier [Axis]: Mutual Funds | Freedom Index Income Fund Institutional Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	22,317
Investment, Identifier [Axis]: Mutual Funds | International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	2,376,203
Investment, Identifier [Axis]: Mutual Funds | Large Cap Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	4,756,904
Investment, Identifier [Axis]: Mutual Funds | Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	1,402,804
Investment, Identifier [Axis]: Mutual Funds | Overseas Stock Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	588,239
Investment, Identifier [Axis]: Mutual Funds | Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	693,775
Investment, Identifier [Axis]: Mutual Funds | U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	1,913,645
Investment, Identifier [Axis]: Mutual Funds | U.S. Value Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value of investments	$ 793,376